Right-of-use Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES
10.
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

The following table presents the right-of-use assets, which are related to our Iceland and U.S. facilities:

in CHF thousands	Right-of-use assets
	2023	2022
Balance as of January 1,	758	855
Indexation for the period	47	70
New lease	118	-
FX revaluation	(6)	-
Depreciation charge for the period	(162)	(167)
Balance as of December 31,	755	758

There are no variable lease payments which are not included in the measurement of lease obligations. Expected extension options have been included in the measurement of lease liabilities.

The following table presents the lease obligations:

in CHF thousands	Lease liabilities
	2023	2022
Balance as of January 1,	(633)	(770)
New lease	(118)	-
FX revaluation	35	48
Indexation for the period	(47)	(70)
Interest expense for the period	(42)	(45)
Lease payments for the period	200	204
Balance as of December 31,	(605)	(633)

in CHF thousands	As of December 31, 2023	As of December 31, 2022
Current	(174)	(142)
Non-current	(431)	(491)
Total	(605)	(633)